Revenue - Schedule of Revenue (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 11,243	$ 11,163
Alternative revenue	169	150
Other revenue	96	204
Revenues	11,508	11,517
Electric and Gas Revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	10,893	10,789
Other ServicesRrevenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	350	374
ITC | United States | Electric and Gas Revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	2,205	2,098
UNS Energy | United States | Electric and Gas Revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	2,731	2,707
Central Hudson | United States | Electric and Gas Revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,366	1,329
FortisBC Energy | Canada | Electric and Gas Revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,538	1,766
FortisAlberta | Canada | Electric and Gas Revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	770	699
FortisBC Electric | Canada | Electric and Gas Revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	481	460
Newfoundland Power | Canada | Electric and Gas Revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	770	759
Maritime Electric | Canada | Electric and Gas Revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	277	258
FortisOntario | Canada | Electric and Gas Revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	235	217
Caribbean Utilities | Caribbean | Electric and Gas Revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	402	388
FortisTCI | Caribbean | Electric and Gas Revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 118	$ 108